Deferred revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred revenue
30.	Deferred revenue

Deferred revenue primarily consists of loan application fee and it is classified as current at 31 December 2018 and 2017. The amount of deferred revenue is TL 8,948 and TL 193,381 as at 31 December 2018 and 2017, respectively.